Lease obligations	12 Months Ended
Jun. 30, 2021
9. Lease obligations

9. Lease obligations

The Company is party to several contracts that contain a lease, most of which include office facilities and exploration camp. Leases of low value assets, short term leases and leases with variable payments proportional to the rate of use of the underlying asset do not give rise to a lease obligation.

Upon the Company’s adoption of IFRS 16 on July 1, 2019, the Company recognized $24,164 of lease obligations for leased right-of-use assets in relation to the long-term lease for the exploration camp in Fotadrevo, Madagascar. As of June 30, 2021, the exploration camp lease had a remaining term of 24 months.

The following table sets out the carrying amounts of lease obligations for right-of-use assets that are included in the consolidated statement of financial position and the movements between the reporting periods:

Lease Obligations
$
Balance as at July 1, 2019	-

Adoption of IFRS 16	24,164
Lease payments	(4,810)
Foreign exchange adjustments	(3,336)
Balance as at June 30, 2020	16,018

Additions	-
Lease payments	(6,367)
Finance costs	1,317
Foreign exchange adjustments	131
Balance as at June 30, 2021	11,099

The following table sets out the lease obligations included in the consolidated statements of financial position:

Lease Obligations
$
Current portion of lease obligations	5,845
Long-term lease obligations	5,254
Balance as at June 30, 2021	11,099

Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms are set out in the following table:

Lease Obligations
$
Within 12 months	6,019
Between 13 and 24 months	6,019
Total undiscounted lease obligations	12,038

Short-term leases

During the year ended June 30, 2021, the Company recognized rent expense relating to short-term office leases of $19,857 (2020: $19,111) in the consolidated statements of operations and comprehensive loss.